Segment information	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segment information	Segment informationThe Company reports segment information based on internal reports used by the chief operating decision maker (“CODM”) to make operating and resource allocation decisions and to assess performance. The CODM is the Chief Executive Officer. The CODM makes decisions and assesses performance of the Company on a consolidated basis such that the Company is a single reportable operating segment.
The following tables present details on revenues derived and details on property and equipment domiciled in the following geographical locations as at December 31, 2021 and December 31, 2020 and for the years ended December 31, 2021 and 2020.

Revenue for the years ended December 31, 2021 and December 31, 2020 is as follows:

	2021	2020
	$	$
North America	76,120	44,607
Rest of World	28,122	18,310
	104,242	62,917

Property and equipment as at December 31, 2021 and December 31, 2020:

	2021	2020
	$	$
North America	1,044	645
Rest of World	1,601	1,645
	2,645	2,290
ROU asset as at December 31, 2021 and December 31, 2020:

	2021	2020
	$	$
North America	1,537	956
Rest of World	1,522	1,842
	3,059	2,798